                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02932

                    Morgan Stanley High Yield Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY HIGH YIELD SECURITIES INC. PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005

TOTAL RETURN FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005

                                                    LEHMAN
                                         CSFB      BROTHERS    LIPPER HIGH
                                         HIGH     U.S. CORP.  CURRENT YIELD
                                         YIELD    HIGH YIELD   BOND FUNDS
CLASS A   CLASS B   CLASS C   CLASS D   INDEX(1)   INDEX(2)     INDEX(3)
 6.04%     5.82%     5.17%     6.18%     7.53%      7.51%        7.59%

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com, OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The high yield market exhibited strong performance for the six months ended February 28, 2005. The market was supported by robust fundamentals, as economic growth continued and defaults remained very low. Although new issuance levels remained high for much of the period, demand from yield-seeking investors resulted in this issuance being absorbed with little difficulty. This demand led to a general decline in yield spreads (the extra yield over treasuries demanded by investors as compensation for assuming credit risk) over the period in spite of a steadily rising federal funds rate.

The high yield market weakened in January due to outflows from mutual funds, a declining equity market and the continuing high level of new issuance, causing high yield spreads to widen slightly and the index's yield to maturity to rise. In February, the high yield market went on to rebound, showing strong performance despite a declining treasury market. High yield spreads tightened significantly for the month, and by the end of the period the high yield market reached near-record tightness in spreads.

PERFORMANCE ANALYSIS

Morgan Stanley High Yield Securities underperformed the CSFB High Yield Index, the Lehman Brothers U.S. Corporate High Yield Index and the Lipper High Current Yield Bond Funds Index for the six months ended February 28, 2005, assuming no deduction of applicable sales charges. The bulk of the Fund's underperformance was driven by its emphasis on less-risky securities. While the Fund's credit ratings exposures were broadly similar to those of the benchmark, its portfolio emphasized the less yield-driven names that did not rally as strongly as the more speculative areas of the market. One example of this was airline bonds, which the Fund has avoided since before the period due to concerns about these distressed companies' ability to pay interest on their debt. These were among the speculative parts of the market that enjoyed a brief rally during the period, and the Fund's strategy limited its participation in that rally.

The Fund's positive return was driven by strong security selection in several key sectors. Within the cable industry, the Fund benefited from allocations to several European cable companies, which performed well. The Fund also profited from gains in holdings in the telecommunications and media sectors.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

LARGEST INDUSTRIES

Electric Utilities                           7.7%
Chemicals: Specialty                         6.0
Cable/Satellite TV                           4.8
Building Products                            3.9
Wireless Telecommunications                  3.4

LONG-TERM CREDIT ANALYSIS

A/A+                                         1.1%
Baa/BBB+                                     0.3
Ba/BB-                                      19.3
B/B                                         50.2
Caa/CCC                                     28.0
NR/NR                                        1.1

DATA AS OF FEBRUARY 28, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR LARGEST INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS AND ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN FIXED-INCOME SECURITIES (INCLUDING ZERO COUPON SECURITIES) RATED BELOW BAA BY MOODY'S INVESTORS SERVICE ("MOODY'S") OR BELOW BBB BY STANDARD & POOR'S CORPORATION ("S&P") OR IN NON-RATED SECURITIES CONSIDERED BY THE FUND'S INVESTMENT ADVISER TO BE APPROPRIATE INVESTMENTS FOR THE FUND. SUCH SECURITIES MAY ALSO INCLUDE "RULE 144A" SECURITIES, WHICH ARE SUBJECT TO RESALE RESTRICTIONS. SHAREHOLDERS OF THE FUND WILL RECEIVE AT LEAST 60 DAYS PRIOR NOTICE OF ANY CHANGES IN THIS POLICY. SECURITIES RATED BELOW BAA OR BBB ARE COMMONLY KNOWN AS "JUNK BONDS." THERE ARE NO MINIMUM QUALITY RATINGS FOR INVESTMENTS, AND AS SUCH THE FUND MAY INVEST IN SECURITIES WHICH NO LONGER MAKE PAYMENTS OF INTEREST OR PRINCIPAL.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS

(AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 28, 2005

                                  CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                                 (SINCE 09/26/79)     (SINCE 07/28/97)     (SINCE 07/28/97)     (SINCE 09/26/79)

SYMBOL                                      HYLAX                HYLBX                HYLCX                HYLDX
1 YEAR                                      10.46%(4)             9.90%(4)             9.16%(4)            10.06%(4)
                                             5.77(5)              4.90(5)              8.16(5)                --

5 YEARS                                     (8.60)(4)            (9.12)(4)            (9.26)(4)            (8.40)(4)
                                            (9.39)(5)            (9.32)(5)            (9.26)(5)               --

10 YEARS                                    (0.70)(4)               --                   --                (0.48)(4)
                                            (1.13)(5)               --                   --                   --

SINCE INCEPTION                              5.10(4)             (5.57)(4)            (5.68)(4)             5.35(4)
                                             4.92(5)             (5.57)(5)            (5.68)(5)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12b-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.

BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.
(1) THE CSFB HIGH YIELD INDEX IS DESIGNED TO MIRROR THE INVESTIBLE UNIVERSE OF THE $US-DENOMINATED HIGH YIELD DEBT MARKET. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE FUND'S BENCHMARK IS BEING CHANGED FROM THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX TO THE CSFB HIGH YIELD INDEX TO MORE ACCURATELY REFLECT THE FUND'S INVESTABLE UNIVERSE.
(2) THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX TRACKS THE PERFORMANCE OF ALL BELOW INVESTMENT-GRADE SECURITIES WHICH HAVE AT LEAST $100 MILLION IN OUTSTANDING ISSUANCE, A MATURITY GREATER THAN ONE YEAR, AND ARE ISSUED IN FIXED-RATE U.S. DOLLAR DENOMINATIONS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(3) THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER HIGH CURRENT YIELD BOND FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.
(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/04 - 02/28/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             BEGINNING          ENDING         EXPENSES PAID
                                                           ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                          ---------------   ---------------   ---------------
                                                                                                09/01/04 -
                                                             09/01/04          02/28/05          02/28/05
                                                          ---------------   ---------------   ---------------
CLASS A
Actual (6.04% return)                                     $      1,000.00   $      1,060.40   $          5.87
Hypothetical (5% annual return before expenses)           $      1,000.00   $      1,019.09   $          5.76

CLASS B
Actual (5.82% return)                                     $      1,000.00   $      1,058.20   $          8.42
Hypothetical (5% annual return before expenses)           $      1,000.00   $      1,016.61   $          8.25

CLASS C
Actual (5.17% return)                                     $      1,000.00   $      1,051.70   $          8.90
Hypothetical (5% annual return before expenses)           $      1,000.00   $      1,016.12   $          8.75

CLASS D
Actual (6.18% return)                                     $      1,000.00   $      1,061.80   $          4.60
Hypothetical (5% annual return before expenses)           $      1,000.00   $      1,020.33   $          4.51

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.15%, 1.65%, 1.75% AND 0.90% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (to reflect the one-half year period).

MORGAN STANLEY HIGH YIELD SECURITIES INC.

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                                                       COUPON          MATURITY
 THOUSANDS                                                                        RATE             DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS (94.8%)

               AEROSPACE & DEFENSE (0.8%)
$      4,070   K&F Acquisition Inc. - 144A*                                        7.75%         11/15/14   $    4,141,225
                                                                                                            --------------
               ALTERNATIVE POWER GENERATION (0.8%)
       4,114   Ormat Funding Corp. - 144A*                                         8.25          12/30/20        4,175,606
                                                                                                            --------------
               ALUMINUM (0.8%)
       4,175   Novelis, Inc. - 144A*                                               7.25          02/15/15        4,342,000
                                                                                                            --------------
               APPAREL/FOOTWEAR (0.3%)
       1,650   Oxford Industries, Inc.                                            8.875          06/01/11        1,773,750
                                                                                                            --------------
               AUTO PARTS - OEM (0.9%)
       4,160   TRW Automotive, Inc.                                               9.375          02/15/13        4,721,600
                                                                                                            --------------
               AUTOMOTIVE AFTERMARKET (0.8%)
       4,590   Cooper Standard Automotive - 144A*                                 8.375          12/15/14        4,360,500
                                                                                                            --------------
               BROADCASTING (0.9%)
       4,391   Canwest Media Inc. - 144A* (Canada)                                 8.00          09/15/12        4,752,724
                                                                                                            --------------
               BUILDING PRODUCTS (3.9%)
       2,985   ACIH Inc. - 144A*                                                  11.50##        12/15/12        2,253,675
       3,240   Brand Services Inc.                                                12.00          10/15/12        3,669,300
         865   Interface Inc.                                                      7.30          04/01/08          888,788
       4,460   Interface Inc.                                                      9.50          02/01/14        4,872,550
       4,050   Nortek Inc.                                                         8.50          09/01/14        4,151,250
       3,150   NTK Holdings Inc. - 144A*                                          10.75##        03/01/14        1,953,000
       3,250   Ply Gem Industries, Inc.                                            9.00          02/15/12        3,266,250
                                                                                                            --------------
                                                                                                                21,054,813
                                                                                                            --------------
               CABLE/SATELLITE TV (4.8%)
       1,002   Avalon Cable LLC                                                  11.875          12/01/08        1,045,873
       1,780   Charter Communications Holdings LLC                                10.75          10/01/09        1,544,150
       1,340   Charter Communications Holdings/Charter
                Capital                                                           13.50##        01/15/11        1,095,450
       4,465   Charter Communications Holdings/Charter
                Capital                                                           11.75##        05/15/11        3,225,962
       2,065   Intelsat Bermuda Ltd. - 144A*                                      7.794          01/15/12        2,132,113
         285   Intelsat Bermuda Ltd. - 144A*                                       8.25          01/15/13          299,963
       2,760   Intelsat Bermuda Ltd. - 144A*                                      8.625          01/15/15        2,960,100
       4,515   Kabel Deutschland - 144A* (Germany)                               10.625          07/01/14        5,214,825
       1,780   Renaissance Media Group LLC                                        10.00          04/15/08        1,828,950
       7,980   Telenet Group Holding NV - 144A* (Belgium)                         11.50##        06/15/14        6,344,100
                                                                                                            --------------
                                                                                                                25,691,486
                                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                       COUPON          MATURITY
 THOUSANDS                                                                        RATE             DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
               CASINO/GAMING (2.4%)
$     27,175   Aladdin Gaming Holdings/Capital Corp. LLC
                (Series B) (b) (f)                                                13.50%         03/01/10   $            0
       3,755   Isle of Capri Casinos                                               7.00          03/01/14        3,914,588
       5,255   MGM Mirage Inc.                                                     6.00          10/01/09        5,412,650
      27,634   Resort At Summerlin LP/Ras Co.
                (Series B) (a) (b) (f)                                            13.00          12/15/07                0
       3,195   Station Casinos, Inc.                                               6.00          04/01/12        3,326,794
                                                                                                            --------------
                                                                                                                12,654,032
                                                                                                            --------------
               CHEMICALS: MAJOR DIVERSIFIED (1.9%)
       4,230   Equistar Chemical Funding                                         10.125          09/01/08        4,875,075
       1,575   Huntsman Advanced Materials
                Corp. - 144A*                                                     11.00          07/15/10        1,862,438
       3,355   Huntsman ICI Chemicals                                            10.125          07/01/09        3,543,719
                                                                                                            --------------
                                                                                                                10,281,232
                                                                                                            --------------
               CHEMICALS: SPECIALTY (6.0%)
       1,785   FMC Corp.                                                          10.25          11/01/09        2,030,437
       2,400   Innophos Inc. - 144A*                                              8.875          08/15/14        2,592,000
       1,140   Innophos Inc. - 144A*                                             10.771          02/15/15        1,152,825
         945   ISP Chemco                                                         10.25          07/01/11        1,063,125
       4,065   ISP Holdings Inc. (Series B)                                      10.625          12/15/09        4,451,175
       1,135   Koppers Industry Inc.                                              9.875          10/15/13        1,299,575
         775   Millennium America, Inc.                                            7.00          11/15/06          802,125
       4,185   Millennium America, Inc.                                            9.25          06/15/08        4,676,738
       1,140   Nalco Co.                                                           7.75          11/15/11        1,225,500
       4,235   Nalco Co.                                                          8.875          11/15/13        4,700,850
       3,855   Rhodia SA (France)                                                 8.875          06/01/11        4,018,838
       3,815   Rockwood Specialties, Inc.                                        10.625          05/15/11        4,349,100
                                                                                                            --------------
                                                                                                                32,362,288
                                                                                                            --------------
               COAL (0.2%)
         930   Foundation PA Coal Co.                                              7.25          08/01/14          990,450
                                                                                                            --------------
               CONSTRUCTION MATERIALS (0.5%)
       2,850   RMCC Acquisition Co. - 144A*                                        9.50          11/01/12        2,864,250
                                                                                                            --------------
               CONSUMER SUNDRIES (0.4%)
       1,985   Amscan Holdings, Inc.                                               8.75          05/01/14        1,980,037
                                                                                                            --------------
               CONSUMER/BUSINESS SERVICES (0.5%)
       2,545   Muzak LLC/Muzak Finance Corp.                                      9.875          03/15/09        1,539,725
       1,500   Muzak LLC/Muzak Finance Corp.                                      10.00          02/15/09        1,350,000
                                                                                                            --------------
                                                                                                                 2,889,725
                                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                       COUPON          MATURITY
 THOUSANDS                                                                        RATE             DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
               CONTAINERS/PACKAGING (2.5%)
$      1,415   Graham Packaging Company Inc. - 144A*                               8.50%         10/15/12   $    1,517,587
       2,850   Graphic Packaging International Corp.                               9.50          08/15/13        3,241,875
         850   Owens-Brockway Glass Containers Corp.                               8.75          11/15/12          954,125
       1,765   Owens-Illinois Inc.                                                 7.35          05/15/08        1,862,075
       3,005   Owens-Illinois Inc.                                                 7.50          05/15/10        3,200,325
       1,155   Pliant Corp. (Issued 04/10/02)                                     13.00          06/01/10        1,134,788
       1,530   Pliant Corp. (Issued 08/29/00)                                     13.00          06/01/10        1,503,225
                                                                                                            --------------
                                                                                                                13,414,000
                                                                                                            --------------
               DRUGSTORE CHAINS (1.6%)
       1,005   Jean Coutu Group PJC Inc. - 144A*
                (Canada)                                                          7.625          08/01/12        1,060,275
       4,065   Jean Coutu Group PJC Inc. - 144A*
                (Canada)                                                           8.50          08/01/14        4,186,950
       2,235   Rite Aid Corp.                                                     7.125          01/15/07        2,279,700
         810   Rite Aid Corp.                                                     8.125          05/01/10          850,500
                                                                                                            --------------
                                                                                                                 8,377,425
                                                                                                            --------------
               ELECTRIC UTILITIES (6.7%)
       1,330   AES Corp. (The)                                                     7.75          03/01/14        1,477,962
         377   AES Corp. (The)                                                    8.875          02/15/11          433,550
         537   AES Corp. (The)                                                    9.375          09/15/10          628,290
       3,020   AES Corp. (The) - 144A*                                             9.00          05/15/15        3,476,775
       2,405   Allegheny Energy, Inc.                                              7.75          08/01/05        2,447,087
         460   CMS Energy Corp.                                                    7.50          01/15/09          494,500
       3,010   CMS Energy Corp.                                                    8.50          04/15/11        3,446,450
       1,040   IPALCO Enterprises, Inc.                                           8.625**        11/14/11        1,227,200
       3,160   Monongahela Power Co.                                               5.00          10/01/06        3,209,087
       3,235   MSW Energy Holdings/Finance                                        7.375          09/01/10        3,396,750
         695   MSW Energy Holdings/Finance                                         8.50          09/01/10          761,025
       1,940   Nevada Power Co.                                                    8.25          06/01/11        2,226,150
       3,130   Nevada Power Co.                                                    9.00          08/15/13        3,630,800
       3,320   PSEG Energy Holdings Inc.                                          8.625          02/15/08        3,627,100
       5,355   Reliant Energy, Inc.                                                6.75          12/15/14        5,341,613
                                                                                                            --------------
                                                                                                                35,824,339
                                                                                                            --------------
               ELECTRICAL PRODUCTS (0.2%)
         860   Rayovac Corp. - 144A*                                              7.375          02/01/15          883,650
                                                                                                            --------------
               ELECTRONIC COMPONENTS (0.3%)
       1,630   Sanmina-SCI Corp. - 144A*                                           6.75          03/01/13        1,644,262
                                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                       COUPON          MATURITY
 THOUSANDS                                                                        RATE             DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS (0.8%)
$      4,070   Xerox Corp.                                                        7.125%         06/15/10   $    4,415,950
                                                                                                            --------------
               ENVIRONMENTAL SERVICES (1.0%)
       1,515   Allied Waste North America, Inc.                                   6.375          04/15/11        1,480,912
       1,515   Allied Waste North America, Inc.                                    6.50          11/15/10        1,503,637
       2,310   Allied Waste North America, Inc.                                    9.25          09/01/12        2,564,100
                                                                                                            --------------
                                                                                                                 5,548,649
                                                                                                            --------------
               FINANCE/RENTAL/LEASING (0.6%)
       3,105   United Rentals NA, Inc.                                             6.50          02/15/12        3,143,812
                                                                                                            --------------
               FOOD RETAIL (0.8%)
       1,448   CA FM Lease Trust - 144A*                                           8.50          07/15/17        1,647,900
       2,290   Delhaize America, Inc.                                             8.125          04/15/11        2,645,131
                                                                                                            --------------
                                                                                                                 4,293,031
                                                                                                            --------------
               FOOD: MEAT/FISH/DAIRY (2.9%)
       2,735   Michael Foods Inc. (Series B)                                       8.00          11/15/13        2,905,938
       4,370   Pilgrim's Pride Corp.                                              9.625          09/15/11        4,872,550
       1,770   PPC Escrow Corp.                                                    9.25          11/15/13        2,017,800
       4,775   Smithfield Foods Inc.                                               7.00          08/01/11        5,157,000
         410   Smithfield Foods Inc. (Series B)                                    8.00          10/15/09          456,125
                                                                                                            --------------
                                                                                                                15,409,413
                                                                                                            --------------
               FOREST PRODUCTS (1.0%)
EUR    1,240   Crown Euro Holdings - 144A* (France)                                6.25          09/01/11        1,780,502
$      1,115   Tembec Industries Inc. (Canada)                                     7.75          03/15/12        1,081,550
       2,600   Tembec Industries Inc. (Canada)                                     8.50          02/01/11        2,613,000
                                                                                                            --------------
                                                                                                                 5,475,052
                                                                                                            --------------
               GAS DISTRIBUTORS (1.6%)
       4,080   Dynegy Holdings, Inc.                                              6.875          04/01/11        3,819,900
       3,390   Dynegy Holdings, Inc. - 144A*                                      9.875          07/15/10        3,813,750
         730   Northwest Pipeline Corp.                                           8.125          03/01/10          805,738
                                                                                                            --------------
                                                                                                                 8,439,388
                                                                                                            --------------
               HOME BUILDING (1.0%)
       2,100   Tech Olympic USA, Inc.                                            10.375          07/01/12        2,362,500
         290   Tech Olympic USA, Inc. - 144A*                                      7.50          01/15/15          288,550
       1,850   Tech Olympic USA, Inc. (Issued 02/03/03)                            9.00          07/01/10        2,011,875
         815   Tech Olympic USA, Inc. (Issued 11/27/02)                            9.00          07/01/10          886,313
                                                                                                            --------------
                                                                                                                 5,549,238
                                                                                                            --------------
               HOME FURNISHINGS (0.3%)
       1,235   Tempur-Pedic Inc.                                                  10.25          08/15/10        1,414,075
                                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                       COUPON          MATURITY
 THOUSANDS                                                                        RATE             DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
               HOSPITAL/NURSING MANAGEMENT (1.9%)
$      2,055   Community Health Systems Inc. - 144A*                               6.50%         12/15/12   $    2,078,119
       1,430   HCA, Inc.                                                          6.375          01/15/15        1,458,546
         625   HCA, Inc.                                                           7.19          11/15/15          662,945
       1,145   HCA, Inc.                                                           7.58          09/15/25        1,196,089
       2,680   Medcath Holdings Corp.                                             9.875          07/15/12        2,961,400
         920   Tenet Healthcare Corp.                                              6.50          06/01/12          853,300
       1,150   Tenet Healthcare Corp. - 144A*                                     9.875          07/01/14        1,230,500
                                                                                                            --------------
                                                                                                                10,440,899
                                                                                                            --------------
               HOTELS/RESORTS/CRUISELINES (0.4%)
       2,025   Gaylord Entertainment Co. - 144A*                                   6.75          11/15/14        2,055,375
                                                                                                            --------------
               HOUSEHOLD/PERSONAL CARE (0.4%)
       2,250   Del Laboratories, Inc. - 144A*                                      8.00          02/01/12        2,233,125
                                                                                                            --------------
               INDUSTRIAL MACHINERY (0.8%)
       1,111   Flowserve Corp.                                                    12.25          08/15/10        1,216,545
         875   Goodman Global Holding Company,
                Inc. - 144A*                                                       5.76          06/15/12          901,250
       2,450   Goodman Global Holding Company,
                Inc. - 144A*                                                      7.875          12/15/12        2,407,125
                                                                                                            --------------
                                                                                                                 4,524,920
                                                                                                            --------------
               INDUSTRIAL SPECIALTIES (2.3%)
       4,010   Johnsondiversy, Inc.                                               9.625          05/15/12        4,511,250
       3,785   Rayovac Corp.                                                       8.50          10/01/13        4,158,769
       3,070   UCAR Finance, Inc.                                                 10.25          02/15/12        3,430,725
                                                                                                            --------------
                                                                                                                12,100,744
                                                                                                            --------------
               INVESTMENT BANKS/BROKERS (0.9%)
       4,535   Refco Finance Holdings - 144A*                                      9.00          08/01/12        4,965,825
                                                                                                            --------------
               INVESTMENT MANAGERS (0.8%)
       3,695   JSG Funding PLC (Ireland)                                          9.625          10/01/12        4,110,688
                                                                                                            --------------
               MEDICAL DISTRIBUTORS (0.5%)
         220   AmerisourceBergen Corp.                                             7.25          11/15/12          245,300
       2,185   AmerisourceBergen Corp.                                            8.125          09/01/08        2,414,425
                                                                                                            --------------
                                                                                                                 2,659,725
                                                                                                            --------------
               MEDICAL SPECIALTIES (0.8%)
       1,300   Fisher Scientific International, Inc.                               8.00          09/01/13        1,452,750
       1,675   Fisher Scientific International, Inc.                              8.125          05/01/12        1,846,687
         715   Fisher Scientific International, Inc. - 144A*                       6.75          08/15/14          757,900
                                                                                                            --------------
                                                                                                                 4,057,337
                                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                       COUPON          MATURITY
 THOUSANDS                                                                        RATE             DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
               MEDICAL/NURSING SERVICES (1.9%)
$      5,140   Fresenius Medical Care Capital Trust                               7.875%         06/15/11   $    5,743,950
         795   Fresenius Medical Care Capital Trust II
                (Units)^                                                          7.875          02/01/08          852,637
         665   National Nephrology Assoc. Inc. - 144A*                             9.00          11/01/11          756,438
       2,830   Team Health Inc. - 144A*                                            9.00          04/01/12        2,830,000
                                                                                                            --------------
                                                                                                                10,183,025
                                                                                                            --------------
               METAL FABRICATIONS (1.6%)
       1,680   General Cable Corp.                                                 9.50          11/15/10        1,898,400
       2,385   Hexcel Corp. - 144A*                                                6.75          02/01/15        2,405,869
       4,010   Trimas Corp.                                                       9.875          06/15/12        4,170,400
                                                                                                            --------------
                                                                                                                 8,474,669
                                                                                                            --------------
               MISCELLANEOUS COMMERCIAL SERVICES (2.5%)
       1,945   Advanstar Communications, Inc.                                    10.294**        08/15/08        2,062,097
       2,225   Advanstar Communications, Inc.                                     10.75          08/15/10        2,530,937
         495   Advanstar Communications, Inc. (Series B)                          12.00          02/15/11          539,550
       2,471   Iron Mountain Inc.                                                  7.75          01/15/15        2,526,598
       2,800   Iron Mountain Inc.                                                 8.625          04/01/13        2,947,000
       2,725   Vertis Inc. - 144A*                                                13.50          12/07/09        2,711,375
                                                                                                            --------------
                                                                                                                13,317,557
                                                                                                            --------------
               MISCELLANEOUS MANUFACTURING (1.5%)
       8,350   Associated Materials Inc.                                          11.25##        03/01/14        6,095,500
       2,120   Propex Fabrics Inc. - 144A*                                        10.00          12/01/12        2,151,800
                                                                                                            --------------
                                                                                                                 8,247,300
                                                                                                            --------------
               MOVIES/ENTERTAINMENT (0.4%)
       1,800   Marquee Inc. - 144A*                                               7.044**        08/15/10        1,899,000
                                                                                                            --------------
               OIL & GAS PIPELINES (2.9%)
       5,275   El Paso Production Holdings                                         7.75          06/01/13        5,683,812
       2,525   Pacific Energy Partners/Finance                                    7.125          06/15/14        2,695,438
       1,435   Southern Natural Gas                                               8.875          03/15/10        1,596,437
       4,700   Williams Companies, Inc. (The)                                     7.875          09/01/21        5,546,000
                                                                                                            --------------
                                                                                                                15,521,687
                                                                                                            --------------
               OIL & GAS PRODUCTION (2.8%)
       4,210   Chesapeake Energy Corp.                                             7.50          09/15/13        4,694,150
       3,710   Hilcorp Energy/Finance - 144A*                                     10.50          09/01/10        4,238,675
       1,400   Magnum Hunter Resources, Inc.                                       9.60          03/15/12        1,603,000
       1,830   Plains E & P Corp.                                                 7.125          06/15/14        2,031,300
       2,400   Vintage Petroleum, Inc.                                            7.875          05/15/11        2,586,000
                                                                                                            --------------
                                                                                                                15,153,125
                                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                       COUPON          MATURITY
 THOUSANDS                                                                        RATE             DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
               OIL REFINING/MARKETING (1.3%)
$      1,730   CITGO Petroleum Corp. - 144A*                                       6.00%         10/15/11   $    1,790,550
       3,000   Husky Oil Ltd.                                                      8.90          08/15/28        3,369,039
       1,815   Tesoro Petroleum Corp.                                             9.625          04/01/12        2,069,100
                                                                                                            --------------
                                                                                                                 7,228,689
                                                                                                            --------------
               OILFIELD SERVICES/EQUIPMENT (0.9%)
         625   Hanover Compressor Co.                                             8.625          12/15/10          681,250
         575   Hanover Compressor Co.                                              9.00          06/01/14          642,562
       1,715   Hanover Equipment Trust 2001 A (Series A)                           8.50          09/01/08        1,830,763
       1,655   Hanover Equipment Trust 2001 B (Series B)                           8.75          09/01/11        1,803,950
                                                                                                            --------------
                                                                                                                 4,958,525
                                                                                                            --------------
               OTHER METALS/MINERALS (0.0%)
       3,750   Murrin Holdings Property Ltd.
                (Australia) (b) (f)                                               9.375          08/31/07              375
                                                                                                            --------------
               OTHER TRANSPORTATION (1.6%)
       3,345   CHC Helicopter Corp.                                               7.375          05/01/14        3,503,887
       4,305   Laidlaw International Inc.                                         10.75          06/15/11        4,956,131
                                                                                                            --------------
                                                                                                                 8,460,018
                                                                                                            --------------
               PHARMACEUTICALS: MAJOR (1.1%)
       1,370   VWR International Inc.                                             6.875          04/15/12        1,417,950
       1,795   VWR International Inc.                                              8.00          04/15/14        1,875,775
       2,525   Warner Chilcott Corp. - 144A*                                       8.75          02/01/15        2,638,625
                                                                                                            --------------
                                                                                                                 5,932,350
                                                                                                            --------------
               PUBLISHING: BOOKS/MAGAZINES (3.0%)
       1,756   Dex Media East/Finance                                            12.125          11/15/12        2,133,540
       2,741   Dex Media West/Finance                                             9.875          08/15/13        3,159,002
       1,310   Houghton Mifflin Co.                                               11.50##        10/15/13          930,100
       3,895   Houghton Mifflin Co.                                               9.875          02/01/13        4,138,438
       1,097   PEI Holdings, Inc.                                                 11.00          03/15/10        1,304,059
       4,050   PRIMEDIA, Inc.                                                     8.875          05/15/11        4,394,250
                                                                                                            --------------
                                                                                                                16,059,389
                                                                                                            --------------
               PULP & PAPER (2.1%)
       4,390   Abitibi-Consolidated Inc. (Canada)                                  6.00          06/20/13        4,115,625
       4,350   Georgia-Pacific Corp.                                              8.875          02/01/10        5,089,500
       1,900   Norampac, Inc. (Canada)                                             6.75          06/01/13        2,004,500
                                                                                                            --------------
                                                                                                                11,209,625
                                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                       COUPON          MATURITY
 THOUSANDS                                                                        RATE             DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS (0.2%)
$        887   HMH Properties, Inc. (Series B)                                    7.875%         08/01/08   $      915,827
                                                                                                            --------------
               SPECIALTY STORES (2.7%)
       3,600   Autonation, Inc.                                                    9.00          08/01/08        4,086,000
       2,980   General Nutrition Centers Inc.                                      8.50          12/01/10        2,540,450
       3,720   Petro Stopping Centers LP/Petro
                Financial Corp.                                                    9.00          02/15/12        3,943,200
       3,515   Sonic Automotive, Inc.                                             8.625          08/15/13        3,804,987
                                                                                                            --------------
                                                                                                                14,374,637
                                                                                                            --------------
               SPECIALTY TELECOMMUNICATIONS (2.9%)
       2,070   American Tower Corp.                                               7.125          10/15/12        2,163,150
       2,070   American Tower Corp.                                                7.50          05/01/12        2,189,025
         730   Panamsat Corp.                                                      9.00          08/15/14          806,650
       4,690   Panamsat Holding Corp. - 144A*                                    10.375##        11/01/14        3,271,275
       3,250   Qwest Communications
                International - 144A*                                             6.294**        02/15/09        3,331,250
       2,590   Qwest Services Corp. - 144A*                                       13.50          12/15/07        2,933,175
         400   U.S. West Communications Corp.                                     5.625          11/15/08          404,000
         585   U.S. West Communications Corp.                                     6.625          09/15/05          594,506
                                                                                                            --------------
                                                                                                                15,693,031
                                                                                                            --------------
               STEEL (1.0%)
       3,315   Amsted Industries Inc. - 144A*                                     10.25          10/15/11        3,762,525
       1,356   United States Steel Corp.                                           9.75          05/15/10        1,552,620
                                                                                                            --------------
                                                                                                                 5,315,145
                                                                                                            --------------
               TELECOMMUNICATION EQUIPMENT (0.4%)
       2,170   Nortel Networks Ltd.                                               6.125          02/15/06        2,213,400
                                                                                                            --------------
               TELECOMMUNICATIONS (1.9%)
       3,440   Axtel SA (Mexico)                                                  11.00          12/15/13        3,745,300
       6,501   Exodus Communications, Inc. (a) (b) (f)                           11.625          07/15/10                0
       4,740   Primus Telecommunication Group, Inc.                                8.00          01/15/14        3,649,800
      28,549   Rhythms Netconnections, Inc. (a) (b) (f)                           12.75          04/15/09                0
       4,309   Rhythms Netconnections, Inc. (a) (b) (f)                           14.00          02/15/10                0
      13,439   Rhythms Netconnections, Inc.
                (Series B) (a) (b) (f)                                            13.50          05/15/08                0
       2,740   Valor Telecom Enterprise LLC - 144A*                                7.75          02/15/15        2,856,450
                                                                                                            --------------
                                                                                                                10,251,550
                                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                       COUPON          MATURITY
 THOUSANDS                                                                        RATE             DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
               TRUCKS/CONSTRUCTION/FARM MACHINERY (1.3%)
$      2,939   Manitowoc Inc. (The)                                               10.50%         08/01/12   $    3,416,588
       3,370   NMHG Holding Co.                                                   10.00          05/15/09        3,740,700
                                                                                                            --------------
                                                                                                                 7,157,288
                                                                                                            --------------
               WHOLESALE DISTRIBUTORS (1.4%)
       3,450   Buhrmann US, Inc.                                                   8.25          07/01/14        3,596,625
         995   Buhrmann US, Inc. - 144A*                                          7.875          03/01/15        1,007,437
       3,070   Nebraska Book Company, Inc.                                        8.625          03/15/12        3,100,700
                                                                                                            --------------
                                                                                                                 7,704,762
                                                                                                            --------------
               WIRELESS TELECOMMUNICATIONS (3.4%)
       3,845   MetroPCS, Inc.                                                     10.75          10/01/11        4,152,600
       1,850   Rogers Wireless Communications Inc.                                 7.50          03/15/15        2,035,000
       1,295   Rogers Wireless Communications
                Inc. - 144A*                                                       8.00          12/15/12        1,409,931
       1,920   Rural Cellular Corp.                                                6.99**        03/15/10        2,025,600
       3,865   SBA Communications Corp.                                            9.75##        12/15/11        3,401,200
       2,015   SBA Communications Corp. - 144A*                                    8.50          12/01/12        2,186,275
         380   Ubiquitel Operating Co.                                            9.875          03/01/11          431,300
       2,330   Ubiquitel Operating Co. - 144A*                                    9.875          03/01/11        2,644,550
                                                                                                            --------------
                                                                                                                18,286,456
                                                                                                            --------------
               TOTAL CORPORATE BONDS
                (COST $582,442,583)                                                                            508,574,070
                                                                                                            --------------
               CONVERTIBLE BONDS (0.6%)
               HOTELS/RESORTS/CRUISELINES (0.0%)
       1,643   Premier Cruises Ltd. - 144A* (a) (b) (f)                           10.00#         08/15/05                0
                                                                                                            --------------
               TELECOMMUNICATION EQUIPMENT (0.6%)
       3,115   Nortel Networks Corp. (Canada)                                      4.25          09/01/08        2,994,294
                                                                                                            --------------
               TOTAL CONVERTIBLE BONDS
                (COST $4,603,575)                                                                                2,994,294
                                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                                        VALUE
--------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS (d) (0.5%)
               AEROSPACE & DEFENSE (0.2%)
      75,021   Orbital Sciences Corp. (c)                                                                   $      785,470
                                                                                                            --------------
               APPAREL/FOOTWEAR RETAIL (0.0%)
   5,421,101   County Seat Stores Corp. (c) (f)                                                                          0
                                                                                                            --------------
               CASINO/GAMING (0.0%)
     212,312   Fitzgeralds Gaming Corp.+ (f)                                                                             0
                                                                                                            --------------
               FOOD: SPECIALTY/CANDY (0.0%)
      13,317   SFAC New Holdings Inc.++ (c) (f)                                                                          0
       2,447   SFAC New Holdings Inc. (c) (f)                                                                            0
   1,069,725   Specialty Foods Acquisition Corp. - 144A* (f)                                                             0
                                                                                                            --------------
                                                                                                                         0
                                                                                                            --------------
               HOTELS/RESORTS/CRUISELINES (0.0%)
     981,277   Premier Holdings Inc.+++ (c) (f)                                                                          0
                                                                                                            --------------
               MEDICAL/NURSING SERVICES (0.0%)
   1,754,896   Raintree Healthcare Corp. (c) (f)                                                                         0
                                                                                                            --------------
               RESTAURANTS (0.3%)
     111,558   American Restaurant Group Holdings, Inc. (c) (f)                                                          0
      64,807   American Restaurant Group Holdings, Inc. - 144A* (f)                                                      0
      13,107   American Restaurant Group Holdings, Inc. (c) (f)                                                          0
     787,160   Catalina Restaurant Group (c) (f) (Note 4)                                                        1,574,320
                                                                                                            --------------
                                                                                                                 1,574,320
                                                                                                            --------------
               SPECIALTY TELECOMMUNICATIONS (0.0%)
      34,159   Birch Telecom Inc. (c) (f)                                                                                0
   1,448,200   PFB Telecom NV (Series B) (c) (f)                                                                         0
           1   XO Communications Inc. (c)                                                                                3
                                                                                                            --------------
                                                                                                                         3
                                                                                                            --------------
               TELECOMMUNICATIONS (0.0%)
      49,597   Viatel Holdings Bermuda Ltd. (c)                                                                     47,117
                                                                                                            --------------
               TEXTILES (0.0%)
   2,389,334   U.S. Leather, Inc. (c) (f)                                                                                0
                                                                                                            --------------
               WIRELESS TELECOMMUNICATIONS (0.0%)
       5,199   USA Mobility, Inc. (c)                                                                              204,009
     315,021   Vast Solutions, Inc. (Class B1) (c) (f)                                                                   0
     315,021   Vast Solutions, Inc. (Class B2) (c) (f)                                                                   0
     315,021   Vast Solutions, Inc. (Class B3) (c) (f)                                                                   0
                                                                                                            --------------
                                                                                                                   204,009
                                                                                                            --------------
               TOTAL COMMON STOCKS
                (COST $296,750,122)                                                                              2,610,919
                                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                                        VALUE
--------------------------------------------------------------------------------------------------------------------------
               NON-CONVERTIBLE PREFERRED STOCKS (1.5%)
               BROADCASTING (0.3%)
         237   Paxson Communications Corp.+                                                                 $    1,917,214
                                                                                                            --------------
               ELECTRIC UTILITIES (1.0%)
       4,400   TNP Enterprises, Inc. (Series D)+                                                                 5,159,000
                                                                                                            --------------
               RESTAURANTS (0.2%)
       1,337   Catalina Restaurant Group (Units)^(f)                                                             1,203,300
                                                                                                            --------------
               TOTAL NON-CONVERTIBLE PREFERRED STOCKS
                (COST $8,415,237)                                                                                8,279,514
                                                                                                            --------------

  NUMBER OF                                                                                     EXPIRATION
  WARRANTS                                                                                         DATE
------------                                                                                    ----------
               WARRANTS (d) (0.0%)
               CASINO/GAMING (0.0%)
     319,500   Aladdin Gaming Enterprises, Inc. - 144A* (f)                                      03/01/10                0
      23,000   Resort At Summerlin LP - 144A* (f)                                                12/15/07                0
                                                                                                            --------------
                                                                                                                         0
                                                                                                            --------------
               ELECTRIC UTILITIES (0.0%)
       1,850   TNP Enterprises, Inc. - 144A*                                                     04/01/11           55,500
                                                                                                            --------------
               RESTAURANTS (0.0%)
       4,500   American Restaurant Group Holdings, Inc. - 144A* (f)                              08/15/08                0
     334,250   Catalina Restaurant Group (c) (f)                                                 07/10/12                0
                                                                                                            --------------
                                                                                                                         0
                                                                                                            --------------
               TOTAL WARRANTS
                (COST $58,970)                                                                                      55,500
                                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                       COUPON          MATURITY
 THOUSANDS                                                                        RATE             DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (1.1%)
               REPURCHASE AGREEMENT
$      6,145   Joint repurchase agreement account
                (dated 02/28/05; proceeds $6,145,447) (e)
                (COST $6,145,000)                                                  2.62%         03/01/05   $    6,145,000
                                                                                                            --------------
               TOTAL INVESTMENTS
                (COST $898,415,487) (g)                                                            98.5%       528,659,297
               OTHER ASSETS IN EXCESS OF LIABILITIES                                                1.5          8,061,924
                                                                                                  -----     --------------
               NET ASSETS                                                                         100.0%    $  536,721,221
                                                                                                  =====     ==============

----------
   *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   +   RESALE IS RESTRICTED, ACQUIRED 12/22/98 AT A COST BASIS OF $957,527.
   ++  RESALE IS RESTRICTED, ACQUIRED 06/10/99 AT A COST BASIS OF $133.
   +++ RESALE IS RESTRICTED, ACQUIRED BETWEEN 03/06/98 AND 07/12/99 AT A COST
       BASIS OF $13,231,546.
   ** FLOATING RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT FEBRUARY 28, 2005.
   #   PAYMENT-IN-KIND SECURITY.
   ## CURRENTLY A ZERO COUPON BOND AND IS SCHEDULED TO PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
   ^ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; PREFERRED STOCKS WITH ATTACHED WARRANTS.
   (a) ISSUER IN BANKRUPTCY.
   (b) NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
   (c) ACQUIRED THROUGH EXCHANGE OFFER.
   (d) NON-INCOME PRODUCING SECURITIES.
   (e) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (f) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $2,777,995 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S DIRECTORS.
   (g) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $35,491,221 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $405,247,411, RESULTING IN NET UNREALIZED DEPRECIATION OF $369,756,190.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT FEBRUARY 28, 2005:

                                                                                               UNREALIZED
CONTRACTS TO DELIVER                IN EXCHANGE FOR               DELIVERY DATE               DEPRECIATION
----------------------------------------------------------------------------------------------------------
EUR   1,375,000                      $   1,793,656                  04/26/05                   $ (27,972)

CURRENCY ABBREVIATION:

EUR         Euro.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (cost $898,415,487)                           $     528,659,297
Receivable for:
 Interest                                              9,514,148
 Investments sold                                      1,906,732
 Capital stock sold                                      510,889
Prepaid expenses and other assets                        130,125
                                               -----------------
    TOTAL ASSETS                                     540,721,191
                                               -----------------
LIABILITIES:
Unrealized depreciation on open
 forward foreign currency contracts                       27,972
Payable for:
 Investments purchased                                 2,009,614
 Capital stock redeemed                                  944,445
 Distribution fee                                        222,710
 Investment advisory fee                                 171,945
 Administration fee                                       33,201
Accrued expenses and other payables                      590,083
                                               -----------------
    TOTAL LIABILITIES                                  3,999,970
                                               -----------------
    NET ASSETS                                 $     536,721,221
                                               =================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                $   2,889,168,099
Net unrealized depreciation                         (369,783,410)
Accumulated undistributed net
 investment income                                     2,884,545
Accumulated net realized loss                     (1,985,548,013)
                                               -----------------
    NET ASSETS                                 $     536,721,221
                                               =================
CLASS A SHARES:
Net Assets                                     $      20,190,941
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                          10,983,004
    NET ASSET VALUE PER SHARE                  $            1.84
                                               =================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF
        NET ASSET VALUE)                       $            1.92
                                               =================
CLASS B SHARES:
Net Assets                                     $     336,076,724
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                         183,940,782
    NET ASSET VALUE PER SHARE                  $            1.83
                                               =================
CLASS C SHARES:
Net Assets                                     $      36,363,428
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                          19,850,982
    NET ASSET VALUE PER SHARE                  $            1.83
                                               =================
CLASS D SHARES:
Net Assets                                     $     144,090,128
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                          78,381,897
    NET ASSET VALUE PER SHARE                  $            1.84
                                               =================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Interest                                                      $    23,062,298
Dividends                                                             305,000
                                                              ---------------
    TOTAL INCOME                                                   23,367,298
                                                              ---------------
EXPENSES
Distribution fee (Class A shares)                                      26,091
Distribution fee (Class B shares)                                   1,312,662
Distribution fee (Class C shares)                                     158,677
Investment advisory fee                                             1,224,255
Transfer agent fees and expenses                                      677,896
Professional fees                                                     268,280
Administration fee                                                    146,566
Shareholder reports and notices                                        64,359
Registration fees                                                      38,751
Custodian fees                                                         17,941
Directors' fees and expenses                                           11,819
Other                                                                  68,683
                                                              ---------------
    TOTAL EXPENSES                                                  4,015,980
                                                              ---------------
    NET INVESTMENT INCOME                                          19,351,318
                                                              ---------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                                   9,239,021
                                                              ---------------

NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                         2,937,936
Translation of forward foreign currency
 contracts, other assets and liabilities
 denominated in foreign currencies                                    (27,220)
                                                              ---------------
    NET APPRECIATION                                                2,910,716
                                                              ---------------

    NET GAIN                                                       12,149,737
                                                              ---------------

NET INCREASE                                                  $    31,501,055
                                                              ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX        FOR THE YEAR
                                                                    MONTHS ENDED           ENDED
                                                                 FEBRUARY 28, 2005    AUGUST 31, 2004
                                                                 -----------------   -----------------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                            $      19,351,318   $      56,764,871
Net realized gain (loss)                                                 9,239,021        (197,600,458)
Net change in unrealized appreciation                                    2,910,716         231,685,708
                                                                 -----------------   -----------------

    NET INCREASE                                                        31,501,055          90,850,121
                                                                 -----------------   -----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                            (765,618)         (2,072,654)
Class B shares                                                         (12,117,121)        (25,815,474)
Class C shares                                                          (1,270,677)         (2,708,149)
Class D shares                                                          (5,687,906)        (11,764,739)
                                                                 -----------------   -----------------

    TOTAL DIVIDENDS                                                    (19,841,322)        (42,361,016)
                                                                 -----------------   -----------------

Net decrease from capital stock transactions                           (49,593,434)       (154,957,959)
                                                                 -----------------   -----------------

    NET DECREASE                                                       (37,933,701)       (106,468,854)

NET ASSETS:
Beginning of period                                                    574,654,922         681,123,776
                                                                 -----------------   -----------------

END OF PERIOD
(Including accumulated undistributed net investment income of
$2,884,545 and $3,374,549, respectively)                         $     536,721,221   $     574,654,922
                                                                 =================   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.42% to the portion of daily net assets not exceeding $500 million; 0.345% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.22% to the portion of daily net assets exceeding $3 billion.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $57,882,315 at February 28, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $340,105 and $3,668, respectively and received $19,149 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2005, aggregated $125,335,247 and $163,326,246, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At February 28, 2005, the Fund had transfer agent fees and expenses payable of approximately $17,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended February 28, 2005 included in Directors' fees and expenses in the Statement of Operations amounted to $8,161. At February 28, 2005, the Fund had an accrued pension liability of $131,151 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the six months ended February 28, 2005 were as follows:

                                             REALIZED
ISSUER                     PURCHASES  SALES    GAIN    INCOME     VALUE
------                     ---------  -----  --------  ------  -----------
Catalina Restaurant Group     --       --       --       --    $ 1,574,320

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. CAPITAL STOCK
Transactions in capital stock were as follows:

                                      FOR THE SIX                        FOR THE YEAR
                                     MONTHS ENDED                            ENDED
                                   FEBRUARY 28, 2005                    AUGUST 31, 2004
                           ---------------------------------   ---------------------------------
                                      (UNAUDITED)
                                SHARES            AMOUNT            SHARES            AMOUNT
                           ---------------   ---------------   ---------------   ---------------
CLASS A SHARES
Sold                             1,391,525   $     2,557,476        13,165,136   $    23,468,524
Reinvestment of dividends          178,146           325,812           551,791           979,557
Redeemed                        (2,576,880)       (4,728,330)      (24,480,351)      (43,554,741)
                           ---------------   ---------------   ---------------   ---------------
Net decrease -- Class A         (1,007,209)       (1,845,042)      (10,763,424)      (19,106,660)
                           ---------------   ---------------   ---------------   ---------------
CLASS B SHARES
Sold                             9,367,229        17,056,043        23,754,798        41,770,580
Reinvestment of dividends        2,747,577         4,997,749         6,066,686        10,706,332
Redeemed                       (29,514,968)      (53,773,902)      (81,860,251)     (144,576,386)
                           ---------------   ---------------   ---------------   ---------------
Net decrease -- Class B        (17,400,162)      (31,720,110)      (52,038,767)      (92,099,474)
                           ---------------   ---------------   ---------------   ---------------
CLASS C SHARES
Sold                             1,531,266         2,790,449         4,446,414         7,876,921
Reinvestment of dividends          317,159           577,901           718,053         1,269,771
Redeemed                        (3,114,498)       (5,691,420)      (11,044,600)      (19,548,258)
                           ---------------   ---------------   ---------------   ---------------
Net decrease -- Class C         (1,266,073)       (2,323,070)       (5,880,133)      (10,401,566)
                           ---------------   ---------------   ---------------   ---------------
CLASS D SHARES
Sold                             1,293,335         2,372,200         5,564,553         9,841,550
Reinvestment of dividends        1,799,762         3,291,587         3,657,711         6,488,162
Redeemed                       (10,565,560)      (19,368,999)      (28,019,698)      (49,679,971)
                           ---------------   ---------------   ---------------   ---------------
Net decrease -- Class D         (7,472,463)      (13,705,212)      (18,797,434)      (33,350,259)
                           ---------------   ---------------   ---------------   ---------------
Net decrease in Fund           (27,145,907)  $   (49,593,434)      (87,479,758)  $  (154,957,959)
                           ===============   ===============   ===============   ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2004, the Fund had a net capital loss carryforward of $1,808,879,576 of which $39,319,363 will expire on August 31, 2005, $12,603,314 will expire on August 31, 2006,

$24,919,181 will expire on August 31, 2007, $69,856,779 will expire on August 31, 2008, $89,299,249 will expire on August 31, 2009, $245,944,739 will expire on August 31, 2010, $568,502,378 will expire on August 31, 2011 and $758,434,573 will expire on August 31, 2012 to offset future capital gains to the extent provided by regulations.

As of August 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), interest on bonds in default and book amortization of discounts on debt securities.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Directors and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY HIGH YIELD SECURITIES INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                              FOR THE SIX                            FOR THE YEAR ENDED AUGUST 31,
                                             MONTHS ENDED         ---------------------------------------------------------------
                                           FEBRUARY 28, 2005         2004         2003         2002         2001         2000
                                           -----------------      ---------    ---------    ---------    ---------    -----------
                                              (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $      1.80         $    1.67    $    1.55    $    2.32    $    4.35    $      5.51
                                              -----------         ---------    ---------    ---------    ---------    -----------

Income (loss) from investment operations:
  Net investment income++                            0.07              0.16         0.19         0.26         0.47           0.69
  Net realized and unrealized gain (loss)            0.03              0.09         0.10        (0.73)       (1.99)         (1.13)
                                              -----------         ---------    ---------    ---------    ---------    -----------
Total income (loss) from investment
 operations                                          0.10              0.25         0.29        (0.47)       (1.52)         (0.44)
                                              -----------         ---------    ---------    ---------    ---------    -----------
Less dividends and distributions from:
  Net investment income                             (0.06)            (0.12)       (0.17)       (0.27)       (0.51)         (0.72)
  Paid-in-capital                                       -                 -            -        (0.03)           -              -
                                              -----------         ---------    ---------    ---------    ---------    -----------
Total dividends and distributions                   (0.06)            (0.12)       (0.17)       (0.30)       (0.51)         (0.72)
                                              -----------         ---------    ---------    ---------    ---------    -----------

Net asset value, end of period                $      1.84         $    1.80    $    1.67    $    1.55    $    2.32    $      4.35
                                              ===========         =========    =========    =========    =========    ===========
TOTAL RETURN+                                        6.04%(1)         15.40%       19.88%      (21.70)%     (37.05)%        (8.88)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             1.15%(2)(3)       1.03%        1.06%        0.99%        0.77%          0.70%
Net investment income                                7.23%(2)(3)       8.98%       11.96%       13.76%       15.17%         13.62%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $    20,191         $  21,595    $  38,072    $  23,879    $  36,762    $    57,273
Portfolio turnover rate                                23%(1)            51%          66%          39%          49%            20%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX                            FOR THE YEAR ENDED AUGUST 31,
                                             MONTHS ENDED         ---------------------------------------------------------------
                                           FEBRUARY 28, 2005         2004         2003         2002        2001          2000
                                           ------------------     ---------    ---------    ---------    ---------    -----------
                                              (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                                       $      1.79         $    1.67    $    1.55    $    2.32    $    4.34    $      5.50
                                              -----------         ---------    ---------    ---------    ---------    -----------

Income (loss) from investment operations:
  Net investment income++                            0.06              0.15         0.18         0.25         0.46           0.66
  Net realized and unrealized gain
   (loss)                                            0.04              0.08         0.10        (0.73)       (1.99)         (1.13)
                                              -----------         ---------    ---------    ---------    ---------    -----------
Total income (loss) from
 investment operations                               0.10              0.23         0.28        (0.48)       (1.53)         (0.47)
                                              -----------         ---------    ---------    ---------    ---------    -----------
Less dividends and distributions from:
  Net investment income                             (0.06)            (0.11)       (0.16)       (0.26)       (0.49)         (0.69)
  Paid-in-capital                                       -                 -            -        (0.03)           -              -
                                              -----------         ---------    ---------    ---------    ---------    -----------
Total dividends and distributions                   (0.06)            (0.11)       (0.16)       (0.29)       (0.49)         (0.69)
                                              -----------         ---------    ---------    ---------    ---------    -----------

Net asset value, end of period                $      1.83         $    1.79    $    1.67    $    1.55    $    2.32    $      4.34
                                              ===========         =========    =========    =========    =========    ===========
TOTAL RETURN+                                        5.82%(1)         14.15%       19.27%      (22.00)%     (37.27)%        (9.39)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             1.65%(2)(3)       1.60%        1.61%        1.56%        1.37%          1.25%
Net investment income                                6.73%(2)(3)       8.41%       11.41%       13.19%       14.57%         13.07%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                    $   336,077         $ 360,513    $ 422,468    $ 371,399    $ 664,706    $ 1,381,008
Portfolio turnover rate                                23%(1)            51%          66%          39%          49%            20%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX                            FOR THE YEAR ENDED AUGUST 31,
                                             MONTHS ENDED         ---------------------------------------------------------------
                                           FEBRUARY 28, 2005         2004         2003         2002        2001          2000
                                           ------------------     ---------    ---------    ---------    ---------    -----------
                                              (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $      1.80         $    1.67    $    1.55    $    2.32    $    4.34    $      5.51
                                              -----------         ---------    ---------    ---------    ---------    -----------

Income (loss) from investment operations:
  Net investment income++                            0.06              0.15         0.18         0.25         0.45           0.66
  Net realized and unrealized gain (loss)            0.03              0.09         0.10        (0.73)       (1.98)         (1.14)
                                              -----------         ---------    ---------    ---------    ---------    -----------
Total income (loss) from investment
 operations                                          0.09              0.24         0.28        (0.48)       (1.53)         (0.48)
                                              -----------         ---------    ---------    ---------    ---------    -----------
Less dividends and distributions from:
  Net investment income                             (0.06)            (0.11)       (0.16)       (0.26)       (0.49)         (0.69)
  Paid-in-capital                                       -                 -            -        (0.03)           -              -
                                              -----------         ---------    ---------    ---------    ---------    -----------
Total dividends and distributions                   (0.06)            (0.11)       (0.16)       (0.29)       (0.49)         (0.69)
                                              -----------         ---------    ---------    ---------    ---------    -----------

Net asset value, end of period                $      1.83         $    1.80    $    1.67    $    1.55    $    2.32    $      4.34
                                              ===========         =========    =========    =========    =========    ===========
TOTAL RETURN+                                        5.17%(1)         14.65%       19.14%      (22.11)%     (37.24)%        (9.66)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             1.75%(2)(3)       1.70%        1.71%        1.66%        1.47%          1.35%
Net investment income                                6.63%(2)(3)       8.31%       11.31%       13.09%       14.47%         12.97%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $    36,363         $  37,907    $  45,114    $  33,978    $  49,818    $    86,951
Portfolio turnover rate                                23%(1)            51%          66%          39%          49%            20%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX                            FOR THE YEAR ENDED AUGUST 31,
                                             MONTHS ENDED         ---------------------------------------------------------------
                                           FEBRUARY 28, 2005         2004         2003         2002        2001          2000
                                           ------------------     ---------    ---------    ---------    ---------    -----------
                                              (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                                       $      1.80         $    1.68    $    1.55    $    2.32    $    4.35    $      5.51
                                              -----------         ---------    ---------    ---------    ---------    -----------

Income (loss) from investment operations:
  Net investment income++                            0.07              0.16         0.19         0.26         0.48           0.70
  Net realized and unrealized gain
   (loss)                                            0.03              0.08         0.11        (0.73)       (1.99)         (1.13)
                                              -----------         ---------    ---------    ---------    ---------    -----------
Total income (loss) from
 investment operations                               0.10              0.24         0.30        (0.47)       (1.51)         (0.43)
                                              -----------         ---------    ---------    ---------    ---------    -----------
Less dividends and distributions from:
  Net investment income                             (0.06)            (0.12)       (0.17)       (0.27)       (0.52)         (0.73)
  Paid-in-capital                                       -                 -            -        (0.03)           -              -
                                              -----------         ---------    ---------    ---------    ---------    -----------
Total dividends and distributions                   (0.06)            (0.12)       (0.17)       (0.30)       (0.52)         (0.73)
                                              -----------         ---------    ---------    ---------    ---------    -----------

Net asset value, end of period                $      1.84         $    1.80    $    1.68    $    1.55    $    2.32    $      4.35
                                              ===========         =========    =========    =========    =========    ===========
TOTAL RETURN+                                        6.18%(1)         14.93%       20.82%      (21.45)%     (36.95)%        (8.69)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             0.90%(2)(3)       0.85%        0.86%        0.81%        0.62%          0.50%
Net investment income                                7.48%(2)(3)       9.16%       12.16%       13.94%       15.32%         13.82%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                    $   144,090         $ 154,639    $ 175,471    $  86,436    $ 137,319    $   246,941
Portfolio turnover rate                                23%(1)            51%          66%          39%          49%            20%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37915RPT-RA05-00301P-Y02/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                           HIGH YIELD SECURITIES


                                                               SEMIANNUAL REPORT
                                                               FEBRUARY 28, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005